Long term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Long term Debt [Abstract]
Principal payments
Years	Amount
December 31, 2014	$ 18,286
December 31, 2015	28,215
December 31, 2016	96,745
December 31, 2017	3,941
December 31, 2018	43,147
December 31, 2019 and thereafter	-
Total	$190,334